Subsequent Events	6 Months Ended
Jun. 30, 2020
Subsequent Events
Subsequent Events

Note 16. Subsequent Events

In preparing the audited consolidated financial statements as of December 31, 2018 and 2019, and for each of the years in the three year period ended December 31, 2019, the Company has evaluated subsequent events through April 15, 2020, which is the date the audited consolidated financial statements were available for issuance. In preparing the unaudited interim consolidated financial statements as of June 30, 2020 and for the six months ended June 30, 2019 and 2020, the Company has evaluated subsequent events through August 14, 2020, which is the date the condensed consolidated financial statements were available for issuance.

On April 1, 2020, the Company entered into a share purchase agreement with a new investor pursuant to which the Company sold and issued to the investor 550,176 shares of Series B-1 Preferred Stock at a price of $36.3520 per share, and received proceeds of $20.0 million.

On April 3, 2020, the Company entered into a Purchase and Sale Agreement with a third-party buyer to sell its Morgan Hill building for a purchase price of $13.2 million. The parties currently expect the transaction to close in July 2020, subject to the satisfaction of various closing conditions.

On April 8, 2020, the Company received loan proceeds of $10.0 million under the CARES Act’s Paycheck Protection Program (PPP). The principal and accrued interest are forgivable after eight weeks as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels and that approval is received from the relevant government entity. The unforgiven portion of the PPP Loan is payable over two years at an interest rate of 1% per annum, with a deferral of payments for the first six months.

On July 2, 2020 (unaudited), the Morgan Hill building sale transaction was closed and the Company received net proceeds of $12.3 million.

Graf Merger (Unaudited)

On July 2, 2020 (unaudited), the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Graf Industrial Corp., a Delaware corporation (“Graf”), and VL Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of Graf (“Merger Sub”).

Pursuant to the terms of the Merger Agreement, Graf will acquire the Company through the merger of Merger Sub with and into the Company, with the Company surviving the merger (the “Merger”). At the effective time of the Merger (the “Effective Time”), each share of the Company’s common stock, Series A Preferred Stock, Series B Preferred Stock, and Series B-1 Preferred Stock will be converted into the right to receive shares of common stock, par value $0.0001 per share, of Graf (the “Graf Common Stock”) in an aggregate amount which shall not exceed, taken together with any shares issuable in respect of vested equity awards of the Company, 143,575,763 shares of Graf Common Stock. In addition, at the Effective Time, each outstanding and unsettled restricted stock unit in respect of shares of the Company’s common stock, option to purchase shares of the Company’s common stock and unvested restricted share of the Company’s common stock will be rolled over into restricted stock units, options, or restricted shares, respectively, of Graf Common Stock in accordance with the terms of the Merger Agreement. Prior to the closing of the Merger (the “Closing”), the Company intends to enter into agreements with certain of its stockholders pursuant to which, contemporaneously with the Closing, it will repurchase and cancel shares of the Company’s capital stock from such stockholders in exchange for an aggregate amount of cash not to exceed $50.0 million. In addition, holders of the Company’s capital stock and the Company’s equity awards will receive, in the aggregate, up to an additional 2,000,000 shares of Graf Common Stock (including in the form of equity awards of Graf Common Stock, as applicable) if, (i) on any date prior to the Closing, the closing price of Graf Common Stock on the New York Stock Exchange meets or exceeds certain thresholds or (b) during the period from the date of the Merger Agreement until six months following Closing, the closing price of Graf Common Stock exceeds certain thresholds (as further described in the Merger Agreement).

Pursuant to the terms of the Merger Agreement, Graf is required to use commercially reasonable efforts to cause the Graf Common Stock to be issued in connection with the transactions contemplated by the Merger Agreement to be approved for listing on the New York Stock Exchange prior to the Closing. The consummation of the Merger is subject to the receipt of the requisite approval of the stockholders of each of Graf and the Company and the fulfillment of certain other closing conditions, including Graf having minimum cash of $200.0 million at Closing. The Company will be required to pay Graf a termination fee of $58.9 million if the Merger Agreement is terminated prior to Closing under certain conditions, including if the Company terminates the Merger Agreement in order to enter into a definitive agreement with respect to a superior proposal or if Graf terminates the Merger Agreement because the Company’s board of directors changes its recommendation to the Company’s stockholders regarding the transactions contemplated by the Merger Agreement. The transaction is currently expected to close in the third quarter of 2020.